CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended	17 Months Ended	23 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Operating expenses:
Research and development	$ 1,415,805	$ 449,148	$ 77,895	$ 2,091,219	$ 620,818	$ 1,501,265	$ 1,579,160	$ 3,670,379
Marketing and pre-production costs	664,063	0	0	1,161,091	0	295,987	295,987	1,457,078
General and administrative	1,516,206	417,201	156,818	3,419,931	740,277	2,177,156	2,333,974	5,753,905
Total operating loss	3,596,074	866,349	234,713	6,672,241	1,361,095	3,974,408	4,209,121	10,881,362
Revaluation of warrants	1,663,980	(5,322)	(15,867)	3,799,977	(26,440)	1,606,378	1,590,511	5,390,488
Issuance cost related to warrants to investors and service provider	0	0		0	101,263			257,360
Other financial expense	26,418	6,203	166,503	41,123	2,195	105,787	272,290	56,053
Financial expenses, net	1,690,398	881	150,636	3,841,100	77,018	1,712,165	1,862,801	5,703,901
Net loss	$ 5,286,472	$ 867,230	$ 385,349	$ 10,513,341	$ 1,438,113	$ 5,686,573	$ 6,071,922	$ 16,585,263
Net loss per share
Basic and diluted loss per share (in dollars per share)	$ (0.29)	$ (0.07)	$ (0.04)	$ (0.63)	$ (0.13)	$ (0.46)
Weighted average number of common stock used in computing basic and diluted net loss per share (in shares)	18,327,387	11,957,593	9,499,507	16,590,423	11,435,406	12,375,002